UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 through December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

J.P. Morgan Funds

Semi-Annual Report

December 31, 2018 (Unaudited)

JPMorgan Equity Premium Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategy and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

February 14, 2018 (Unaudited)

Dear Shareholders,

While the U.S. economy largely outperformed other leading economies during the second half of 2018, record corporate profits and historically low unemployment were overshadowed in December by a sell-off in equity markets, unsettled global trade tensions and a political impasse that led the temporary shutdown of large parts of the federal government.

The second longest U.S. economic expansion on record extended through the third and fourth quarters of 2018. Gross domestic product advanced 3.4% in the third quarter of 2018, and was on pace to grow by about 3% for the full year 2018. In September, the U.S. jobless rate dipped to 3.7% - its lowest level in nearly 50 years - and stood at 3.9% at the end of the year. In response, the U.S. Federal Reserve raised interest rates in September and again in December.

U.S. aggregate corporate revenues and earnings reached record high levels in the second and third quarters of 2018. Though some profit growth was attributed to the temporary benefits of late-2017 tax cut legislation, the outlook for U.S. corporate earnings remained generally positive at the end of the year.

Equity prices in the U.S. largely held their ground in the third quarter of 2018. The S&P 500 Index hit record highs in August and remained elevated in September. However, early October saw a sharp sell-off in financial markets and the worst December for the S&P 500 Index since 1931 erased all gains made in the prior five months.

By the end of 2018, investors were confronted with several worrying developments. Leading economies, particularly China and the European Union, showed significant signs of slowing in the latter half of the year. While U.S.-China trade tariffs had little clear direct impact on the U.S. economy in 2018, a continuation or acceleration of protectionist policies could begin to hinder growth. Though the federal government shutdown ended subsequent to the end of the reporting period, the solution was a short-term budget agreement that failed to alleviate concerns about the possibility of future shutdowns.

Overall, economists generally remained optimistic about the fundamental strength of the U.S. economy at the end of 2918. While U.S. corporate profits and gross domestic product are expected to grow in the year ahead, the extent to which U.S. financial markets benefit remains to be seen, given the length of the current economic expansion.

We believe investors who maintain a patient approach and a well-diversified portfolio may be best positioned to navigate from current market conditions. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management & J.P. Morgan Asset Management

1

Fund Summary

FOR THE PERIOD AUGUST 31, 2018 (inception date) THROUGH DECEMBER 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(6.98)%
S&P 500 Index	(13.03)
ICE BofAML 3-Month US Treasury Bill Index	0.72

Net Assets as of 12/31/2018	$ 46,526,645

INVESTMENT OBJECTIVES** AND STRATEGIES

The JPMorgan Equity Premium Income Fund seeks total return which includes current income and capital appreciation. The Fund seeks to provide the majority of the returns associated with the Fund’s primary benchmark, the Standard & Poor’s 500 Total Return Index (S&P 500 Index), while exposing investors to less risk through lower volatility and still offering incremental income. The Fund does this by creating a portfolio of equity securities with a lower volatility level than the S&P 500 Index and also investing in equity-linked notes (ELNs). The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy). ‘Assets’ means net assets plus the amount of borrowings for investment purposes. In calculating the 80% Policy, the Fund’s equity investments will include common stocks and ELNs, as well as other equity securities.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1. UBS AG, ELN, 56.61%, 2/1/2019, (linked to S&P 500 Index)	3.9%
2. Royal Bank of Canada, ELN, 56.00%, 2/1/2019, (linked to S&P 500 Index)	3.9
3. Deutsche Bank AG, ELN, 59.50%, 1/11/2019, (linked to S&P 500 Index	3.9
4. BNP Paribas, ELN, 51.80%, 1/11/2019, (linked to S&P 500 Index)	3.7
5. Pfizer, Inc.	1.5
6. PepsiCo, Inc.	1.4
7. Eli Lilly & Co.	1.4
8. NextEra Energy, Inc.	1.4
9. Coca-Cola Co. (The)	1.4
10. Fidelity National Information Services, Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR***

Convertible Bond	15.4%
Health Care	12.0
Financials	11.9
Industrials	11.3
Information Technology	9.6
Utilities	9.5
Consumer Staples	8.9
Consumer Discretionary	6.3
Communication Services	4.5
Real Estate	3.2
Materials	2.8
Energy	1.9
Short-Term Investments	2.7

2

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of December 31, 2018. The Fund’s portfolio composition is subject to change.

3

JPMorgan Equity Premium Income Fund

FUND SUMMARY

FOR THE PERIOD AUGUST 31, 2018 (inception date) THROUGH DECEMBER 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2018

	INCEPTION DATE OF CLASS	SINCE INCEPTION
CLASS A SHARES	August 31, 2018
With Sales Charge*		(11.93)%
Without Sales Charge		(7.05)
CLASS C SHARES	August 31, 2018
With CDSC**		(8.21)
Without CDSC		(7.21)
CLASS I SHARES	August 31, 2018	(6.98)
CLASS R5 SHARES	August 31, 2018	(6.93)
CLASS R6 SHARES	August 31, 2018	(6.90)

* Sales Charge for Class A Shares is 5.25%.

**Assumes a 1% CDSC (contingent deferred sales charge) for the period.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

4

The Fund commenced operations on August 31, 2018.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Equity Premium Income Fund, the S&P 500 Index and the ICE BofAML 3-Month U.S. Treasury Bill Index from August 31, 2018 to December 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index and the ICE BofAML 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofAML 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofAML 3-Month U.S. Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through December 31, 2018, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

5

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 81.3%

Aerospace & Defense - 2.0%
General Dynamics Corp.	2,470	388,309
United Technologies Corp.	4,985	530,803

		919,112

Banks - 2.0%
BB&T Corp.	10,678	462,571
SunTrust Banks, Inc.	4,780	241,103
Wells Fargo & Co.	4,720	217,498

		921,172

Beverages - 2.9%
Coca-Cola Co. (The)	13,793	653,098
PepsiCo, Inc.	6,060	669,509

		1,322,607

Capital Markets - 2.5%
CME Group, Inc.	3,185	599,162
Intercontinental Exchange, Inc.	7,205	542,753

		1,141,915

Chemicals - 2.0%
Air Products & Chemicals, Inc.	1,500	240,075
Celanese Corp.	1,469	132,166
DowDuPont, Inc.	5,570	297,883
Eastman Chemical Co.	1,939	141,760
RPM International, Inc.	2,270	133,431

		945,315

Commercial Services & Supplies - 1.3%
Waste Management, Inc.	6,532	581,283

Consumer Finance - 0.7%
American Express Co.	3,425	326,471

Containers & Packaging - 0.8%
Avery Dennison Corp.	3,985	357,973

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	2,535	517,596

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	10,297	578,897

Electric Utilities - 5.4%
American Electric Power Co., Inc.	8,585	641,643
Exelon Corp.	12,905	582,015
NextEra Energy, Inc.	3,788	658,430
Xcel Energy, Inc.	12,917	636,421

		2,518,509

Electrical Equipment - 1.2%
Eaton Corp. plc	8,220	564,385

Entertainment - 1.3%
Walt Disney Co. (The)	5,375	589,369

Equity Real Estate Investment Trusts (REITs) - 3.2%
AvalonBay Communities, Inc.	2,555	444,698
Boston Properties, Inc.	3,500	393,925
Equity Residential	2,800	184,828
Prologis, Inc.	4,045	237,522

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - continued

Vornado Realty Trust	3,692	229,015

		1,489,988

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	1,280	260,749

Food Products - 1.7%
Conagra Brands, Inc.	8,990	192,026
Mondelez International, Inc., Class A	15,226	609,497

		801,523

Health Care Equipment & Supplies - 3.0%
Becton Dickinson and Co.	1,703	383,720
Danaher Corp.	1,120	115,495
Medtronic plc	5,875	534,390
Zimmer Biomet Holdings, Inc.	3,288	341,031

		1,374,636

Health Care Providers & Services - 3.3%
Anthem, Inc.	1,500	393,945
Cigna Corp.	3,237	614,771
UnitedHealth Group, Inc.	2,208	550,057

		1,558,773

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	1,316	233,682

Household Products - 1.9%
Kimberly-Clark Corp.	2,520	287,129
Procter & Gamble Co. (The)	6,465	594,263

		881,392

Industrial Conglomerates - 1.2%
Honeywell International, Inc.	4,312	569,701

Insurance - 5.5%
American International Group, Inc.	8,878	349,882
Axis Capital Holdings Ltd.	2,485	128,325
Chubb Ltd.	4,643	599,783
Everest Re Group Ltd.	2,733	595,138
Hartford Financial Services Group, Inc. (The)	8,077	359,023
Marsh & McLennan Cos., Inc.	4,700	374,825
MetLife, Inc.	4,230	173,684

		2,580,660

Interactive Media & Services - 1.3%
Alphabet, Inc., Class A*	561	586,223

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.*	97	145,691

IT Services - 4.7%
Accenture plc, Class A	2,607	367,613
Automatic Data Processing, Inc.	4,263	558,965
Fidelity National Information Services, Inc.	6,306	646,680
International Business Machines Corp.	1,230	139,814
Visa, Inc., Class A	3,560	469,706

		2,182,778

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	889	198,949

Machinery - 3.1%
Cummins, Inc.	1,180	157,695

SEE NOTES TO FINANCIAL STATEMENTS.

6

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Machinery - continued
Ingersoll-Rand plc	6,143	560,426
PACCAR, Inc.	3,500	199,990
Snap-on, Inc.	1,857	269,804
Stanley Black & Decker, Inc.	2,308	276,360

		1,464,275

Media - 0.7%
Comcast Corp., Class A	9,662	328,991

Multiline Retail - 0.8%
Dollar General Corp.	3,652	394,708

Multi-Utilities - 4.0%
Ameren Corp.	9,835	641,537
DTE Energy Co.	1,530	168,759
Public Service Enterprise Group, Inc.	9,889	514,723
Sempra Energy	4,970	537,704

		1,862,723

Oil, Gas & Consumable Fuels - 1.9%
Occidental Petroleum Corp.	2,990	183,526
ONEOK, Inc.	7,638	412,070
TransCanada Corp. (Canada)	7,606	271,534

		867,130

Pharmaceuticals - 5.2%
Eli Lilly & Co.	5,710	660,761
Johnson & Johnson	4,382	565,497
Merck & Co., Inc.	6,480	495,137
Pfizer, Inc.	15,667	683,865

		2,405,260

Road & Rail - 2.4%
Norfolk Southern Corp.	3,565	533,110
Union Pacific Corp.	4,158	574,760

		1,107,870

Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	4,773	409,667
Texas Instruments, Inc.	6,024	569,268

		978,935

Software - 1.7%
Microsoft Corp.	5,587	567,472
Oracle Corp.	5,242	236,676

		804,148

Specialty Retail - 4.6%
AutoZone, Inc.*	468	392,343
Home Depot, Inc. (The)	3,442	591,405
Ross Stores, Inc.	6,710	558,272
TJX Cos., Inc. (The)	13,006	581,888

		2,123,908

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	2,942	464,071

Tobacco - 1.8%
Altria Group, Inc.	8,778	433,545
Philip Morris International, Inc.	6,342	423,392

		856,937

TOTAL COMMON STOCKS (Cost $41,070,443)		37,808,305

Investments	Principal Amount ($)	Value ($)

EQUITY-LINKED NOTES - 15.4%

BNP Paribas, ELN, 51.80%, 1/11/2019, (linked to S&P 500 Index)(a)	680	1,721,772
Deutsche Bank AG, ELN, 59.50%, 1/11/2019, (linked to S&P 500 Index)(a)	704	1,785,637
Royal Bank of Canada, ELN, 56.00%, 2/1/2019, (linked to S&P 500 Index)(a)	721	1,821,882
UBS AG, ELN, 56.61%, 2/1/2019, (linked to S&P 500 Index)(a)	721	1,822,750

TOTAL EQUITY-LINKED NOTES (Cost $7,396,281)		7,152,041

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENT COMPANIES - 2.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40%(b)(c)(Cost $1,267,103)	1,267,103	1,267,103

Total Investments - 99.4% (Cost $49,733,827)		46,227,449
Other Assets Less Liabilities - 0.6%		299,196

Net Assets - 100.0%		46,526,645

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

7

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

Abbreviations

ELN	Equity-Linked Note

(a)	Securities exempt from registration under Rule 144A or
section 4(a)(2), of the Securities Act of 1933, as amended.
Under procedures approved by the Board of Trustees, such
securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Investment in affiliate. Fund is registered under the Investment
Company Act of 1940, as amended, and advised by J.P.
Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2018.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2018 (Unaudited)

JPMorgan Equity Premium Income Fund

ASSETS:
Investments in non-affiliates, at value	$44,960,346
Investments in affiliates, at value	1,267,103
Receivables:
Interest from non-affiliates	300,896
Dividends from affiliates	1,860
Due from Adviser	10,319
Prepaid expenses and other assets	21,733

Total Assets	46,562,257

LIABILITIES:
Payables:
Distributions	2,322
Investment securities purchased	1,851
Accrued liabilities:
Administration fees	13
Distribution fees	16
Service fees	9,650
Custodian and accounting fees	4,901
Trustees’ and Chief Compliance Officer’s fees	64
Audit fees	11,442
Printing & Postage fees	3,515
Other	1,838

Total Liabilities	35,612

Net Assets	$46,526,645

NET ASSETS:
Paid-in-Capital	$51,240,848
Total distributable earnings (loss) (a)	(4,714,203)

Total Net Assets	$46,526,645

Net Assets:
Class A	$18,596
Class C	18,565
Class I	46,452,238
Class R5	18,620
Class R6	18,626

Total	$46,526,645

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,367
Class C	1,365
Class I	3,414,591
Class R5	1,369
Class R6	1,369

Net Asset Value (b):
Class A - Redemption price per share	$13.60
Class C - Offering price per share (c)	13.60
Class I - Offering and redemption price per share	13.60
Class R5 - Offering and redemption price per share	13.60
Class R6 - Offering and redemption price per share	13.60
Class A maximum sales charge	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% – maximum sales charge)]	$14.35

Cost of investments in non-affiliates	$48,466,724
Cost of investments in affiliates	1,267,103

(a) Total distributable earnings have been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding. (c) Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

9

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2018 (Unaudited)

JPMorgan
Equity Premium
Income Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$978,283
Interest income from affiliates	74
Dividend income from non-affiliates	347,563
Dividend income from affiliates	8,896
Total investment income	1,334,816

EXPENSES:
Investment advisory fees	39,754
Administration fees	12,899
Distribution fees:
Class A	16
Class C	48
Service fees:
Class A	16
Class C	16
Class I	39,690
Class R5	6
Custodian and accounting fees	6,701
Interest expense to affiliates	581
Professional fees	47,880
Trustees’ and Chief Compliance Officer’s fees	6,363
Printing and mailing costs	3,762
Registration and filing fees	486
Transfer agency fees (See Note 2.F.)	872
Offering costs	8,836
Other	1,191
Total expenses	169,117
Less fees waived	(54,025)
Less expense reimbursements	(19,794)
Net expenses	95,298
Net investment income (loss)	1,239,518

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(1,204,172)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(3,506,378)
Net realized/unrealized gains (losses)	(4,710,550)
Change in net assets resulting from operations	$(3,471,032)

(a) Commencement of operations was August 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

10

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

JPMorgan Equity
Premium Income Fund
Period Ended December
31, 2018 (a) (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,239,518
Net realized gain (loss)	(1,204,172)
Change in net unrealized appreciation/depreciation	(3,506,378)
Change in net assets resulting from operations	(3,471,032)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(482)
Class C	(449)
Class I	(1,241,220)
Class R5	(507)
Class R6	(513)
Total distributions to shareholders	(1,243,171)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	51,240,848

NET ASSETS:
Change in net assets	46,526,645
Beginning of period	—
End of period	$46,526,645

(a) Commencement of operations was August 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

11

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (continued)

JPMorgan Equity
Premium Income Fund
Period Ended December
31, 2018 (a) (Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,000
Distributions reinvested	481
Change in net assets resulting from Class A capital transactions	$20,481
Class C
Proceeds from shares issued	$20,000
Distributions reinvested	448
Change in net assets resulting from Class C capital transactions	$20,448
Class I
Proceeds from shares issued	$49,920,000
Distributions reinvested	1,238,901
Change in net assets resulting from Class I capital transactions	$51,158,901
Class R5
Proceeds from shares issued	$20,000
Distributions reinvested	506
Change in net assets resulting from Class R5 capital transactions	$20,506
Class R6
Proceeds from shares issued	$20,000
Distributions reinvested	512
Change in net assets resulting from Class R6 capital transactions	$20,512
Total change in net assets resulting from capital transactions	$51,240,848

SHARE TRANSACTIONS:
Class A
Issued	1,333
Reinvested	34
Change in Class A Shares	1,367

Class C
Issued	1,334
Reinvested	31
Change in Class C Shares	1,365

Class I
Issued	3,327,999
Reinvested	86,592
Change in Class I Shares	3,414,591

Class R5
Issued	1,334
Reinvested	35
Change in Class R5 Shares	1,369

Class R6
Issued	1,333
Reinvested	36
Change in Class R6 Shares	1,369

(a) Commencement of operations was August 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

12

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance						Ratios/Supplemental data
		Investment operations			Distributions				Ratios to average net assets (a)
							Total
							return				Expenses
	Net asset	Net	Net realized and				(excludes			Net	without waivers,
	value,	investment	unrealized gains	Total from		Net asset	sales		Net	investment	reimbursements	Portfolio
	beginning	income	(losses) on	investment	Net investment	value, end	charge)	Net assets,	expenses	income	and earnings	turnover
	of period	(loss) (b)	investments	operations	income	of period	(c)(d)	end of period	(e)(f)	(loss) (f)	credits (f)	rate (c)
JPMorgan Equity Premium Income Fund
Class A
August 31, 2018 (g) through December 31, 2018	$15.00	$0.37	$(1.41)	$(1.04)	$(0.36)	$13.60	(7.05)%	$18,596	0.85%	7.57%	2.30%	16%
Class C
August 31, 2018 (g) through December 31, 2018	15.00	0.34	(1.41)	(1.07)	(0.33)	13.60	(7.21)	18,565	1.35	7.05	2.79	16
Class I
August 31, 2018 (g) through December 31, 2018	15.00	0.38	(1.41)	(1.03)	(0.37)	13.60	(6.98)	46,452,238	0.60	7.80	1.03	16
Class R5
August 31, 2018 (g) through December 31, 2018	15.00	0.39	(1.41)	(1.02)	(0.38)	13.60	(6.93)	18,620	0.45	7.95	1.88	16
Class R6
August 31, 2018 (g) through December 31, 2018	15.00	0.39	(1.41)	(1.02)	(0.38)	13.60	(6.90)	18,626	0.35	8.05	1.79	16

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended December 31, 2018.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

1. Organization

JPMorgan Trust IV (the “Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified

The investment objective of the Fund is to seek total return which includes current income and capital appreciation.

The Fund commenced operations on August 31, 2018. Currently, the Fund is not publicly offered for investment. Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, thus, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers

(collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing

14

Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$39,075,408	$7,152,041	$–	$46,227,449

(a)

Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Equity-Linked Notes. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended December 31, 2018.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amounts in the table below.

		For the period ended December 31, 2018
Security Description	Value at August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2018	Shares at December 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40%(a)(b)	$—	$61,638,381	$60,371,278	$—	$—	$1,267,103	1,267,103	$8,896	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of December 31, 2018.

C. Equity-Linked Notes — The Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs values are linked to the performance of an underlying equity. ELNs are unsecured debt obligations of an issuer and may not be publically listed or traded on an exchanged. ELNS are valued daily, under procedures adopted by the Board, based upon values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statement of Operations. Changes in the market value of ELNs are recorded as Change

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in net unrealized appreciation or depreciation on the Statement of Operations. The Fund records a realized gain or loss when ELN is sold or matures.

As of December 31, 2018, the Fund had outstanding ELNs as listed on the SOI.

D. Offering and Organizational Costs — Total offering costs of $18,495 incurred in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, are recorded as an expense at the time the Fund commenced operations. For the period ended December 31, 2018, total offering costs amortized were $8,836.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income from non-affiliates on the Statement of Operations.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Fund for the period ended December 31, 2018 are as follows:

	Class A	Class C	Class I	Class R5	Class R6	Total
Transfer agency fees	$64	$64	$614	$65	$65	$872

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2018, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain, or since inception if shorter, subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services during the six months ended December 31, 2018, the Administrator received a fee that was accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended December 31, 2018, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

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The Administrator waived Administration fees as outlined in Note 3.F.

Effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund’s average daily net assets, 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion,

0.025% of the Fund’s average daily net assets between $20 billion and $25 billion and 0.01% of the Fund’s daily average net assets in excess of $25 billion.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class I	Class R5
0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates in the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Class A	Class C	Class I	Class R5	Class R6
0.85%	1.35%	0.60%	0.45%	0.35%

The expense limitation agreement was in effect for the period ended December 31, 2018 and is in place until at least August 31, 2019.

17

For the period ended December 31, 2018, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers

Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursement
$39,754	$12,886	$642	$53,282	$19,794

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the respective Fund’s investment in such affiliated money market fund.

The amount of waivers resulting from investments in these money market funds for the period ended December 31, 2018 was $743.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the

Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the period ended December 31, 2018, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the period ended December 31, 2018, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$48,225,977	$6,725,336

During the period ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2018 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$49,733,827	$406,165	$3,912,543	$(3,506,378)

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

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The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions.

Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 4, 2019.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the period ended December 30, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of December 31, 2018, all of the Fund’s shares were held by the Adviser.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018- ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Fund’s net assets or results of operation.

In August 2018, the SEC adopted their Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund’s net assets or results of operation.

19

SCHEDULE OF SHAREHOLDER EXPENSES (Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2018 and continued to hold your shares at the end of the reporting period, December 31, 2018.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value August 31, 2018	Ending Account Value December 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio

JPMorgan Equity Premium Income Fund
Class A

Actual	$1,000.00	$929.50	$2.76	0.85%

Hypothetical	1,000.00	1,020.92	4.33	0.85
Class C

Actual	1,000.00	927.90	4.39	1.35

Hypothetical	1,000.00	1,018.40	6.87	1.35
Class I

Actual	1,000.00	930.20	1.95	0.60

Hypothetical	1,000.00	1,022.18	3.06	0.60
Class R5

Actual	1,000.00	930.70	1.46	0.45

Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6

Actual	1,000.00	931.00	1.14	0.35

Hypothetical	1,000.00	1,023.44	1.79	0.35

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their May 2018 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Fund.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed New Advisory Agreement, the Trustees reviewed the New Advisory Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the New Advisory Agreement. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.

After considering and weighing the factors and information they had received, the Trustees found that the proposed compensation to be received by the Adviser from the Fund under the New Advisory Agreement was fair and reasonable under the circumstances and determined that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team, including personnel changes. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality services to the J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

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Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser, in its role as administrator, will earn fees from the Fund for providing shareholder and administrative services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception and that the proposed fees are competitive with peer funds. The Trustees also considered that the Adviser has added or enhanced services to the J.P. Morgan Fund complex over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at a competitive level. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

22

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate that will be paid by the Fund to the Adviser and compared the combined rate to the information prepared by

Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”) concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Fund. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected Fee Caps proposed for the Fund, and the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were satisfactory.

23

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

Semi-Annual Report

J.P. Morgan Funds

December 31, 2018 (Unaudited)

JPMorgan SmartSpendingSM 2050 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Fund, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectuses for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

February 14, 2019 (Unaudited)

Dear Shareholder,

While the U.S. economy largely outperformed other leading economies during the second half of 2018, record corporate profits and historically low unemployment were overshadowed in December by a sell-off in equity markets, unsettled global trade tensions and a political impasse that led to the temporary shutdown of large parts of the federal government.

“Overall, economists generally remained optimistic about the fundamental strength of the U.S. economy at the end of 2018.” — George C.W. Gatch

The second longest U.S. economic expansion on record extended through the third and fourth quarters of 2018. Gross domestic product advanced 3.4% in the third quarter of 2018, and was on pace to grow by about 3% for the full year 2018. In September, the U.S. jobless rate dipped to 3.7% - its lowest level in nearly 50 years - and stood at 3.9% at the end of the year. In response, the U.S. Federal Reserve raised interest rates in September and again in December.

U.S. aggregate corporate revenues and earnings reached record high levels in the second and third quarters of 2018. Though some profit growth was attributed to the temporary benefits of late-2017 tax cut legislation, the outlook for U.S. corporate earnings remained generally positive at the end of the year.

Equity prices in the U.S. largely rose during the third quarter of 2018. The S&P 500 Index hit record highs in August and remained elevated in September. However, early October saw a sharp sell-off in financial markets and the worst December for the S&P 500 Index since 1931 erased all gains seen in the prior five months.

By the end of 2018, investors were confronted with several worrying developments. Leading economies, particularly China and the European Union, showed significant signs of slowing in the latter half of the year. While U.S.-China trade tariffs had little clear direct impact on the U.S. economy in 2018, a continuation or acceleration of protectionist policies could begin to hinder growth. Though the federal government shutdown ended subsequent to the end of the reporting period, the solution was a short-term budget agreement that failed to alleviate concerns about the possibility of future shutdowns.

Overall, economists generally remained optimistic about the fundamental strength of the U.S. economy at the end of 2018. While U.S. corporate profits and gross domestic product are expected to grow in the year ahead, the extent to which U.S. financial markets benefit remains to be seen, given the length of the current economic expansion.

We believe investors who maintain a patient approach and a well-diversified portfolio may be best positioned to navigate current market conditions. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

JPMorgan SmartSpendingSM 2050 Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(2.31)%
Bloomberg Barclays U.S. Aggregate Index	1.65%
MSCI World Index (net of foreign withholding taxes)	(9.10)%
JPMorgan SmartSpending 2050 Fund Composite Benchmark	(2.62)%

Net Assets as of 12/31/2018	$28,976,432

INVESTMENT OBJECTIVE**

The JPMorgan SmartSpending 2050 Fund (the “Fund”) seeks to provide total return consisting of current income and capital appreciation.

HOW DID THE MARKET PERFORM?

U.S. equity markets posted negative returns for the reporting period, though they generally outperformed equities in both developed markets and emerging markets. Global bond markets generally had a lackluster performance in the second half of 2018.

U.S. equity prices were largely supported by strong corporate earnings and revenue, low interest rates and an expanding domestic economy. In August, U.S. equity prices returned to record highs and remained elevated through September. Share prices fell sharply and market volatility spiked in early October, then prices rebounded slightly in November before plummeting again in December, erasing gains made over the previous five months.

In Europe, equity markets came under pressure from slowing economic growth, political tensions within the European Union (the “EU”) and uncertainty about Britain’s planned exit from the EU. Emerging markets equity prices fell as rising U.S. interest rates and signs that U.S.-China trade tariffs were curbing demand from Chinese manufacturers. Emerging markets debt generally provided small but positive returns during the reporting period.

WHAT WERE THE MAIN DRIVERS OF THE PORTFOLIO’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”) and outperformed the MSCI World Index (net of foreign withholding taxes) for the six months ended December 31, 2018. The Fund outperformed the JPMorgan SmartSpending 2050 Fund Composite Benchmark (the “Composite Benchmark”) (40%

MSCI World Index (net of foreign withholding taxes) and 60% Bloomberg Barclays U.S. Aggregate Index) over the same period.

Relative to the Benchmark, which does not include equity securities, the Fund’s allocations to global equity markets was a leading detractor from performance, as equity generally underperformed bonds during the reporting period.

Relative to the MSCI World Index, which does not include debt securities, the Fund’s allocation to fixed income securities contributed to performance.

Relative to the Composite Benchmark, the Fund’s increased allocation to short duration debt, as well as to floating rate loans and to high yield bonds (also called “junk bonds”), and its decreased allocation to global equity markets and emerging markets debt helped performance. Debt securities with shorter duration generally experience smaller changes in prices when interest rates rise or fall, as compared with longer duration securities.

HOW WAS THE PORTFOLIO POSITIONED?

The Fund invested in underlying J.P. Morgan Funds and third party exchange-traded funds to implement the Fund managers’ asset allocation decisions. The Fund’s portfolio managers used futures contracts to implement tactical asset allocations. The Fund’s portfolio managers used a systematic screening and selection process to choose the underlying funds in their construction of the Fund’s portfolio. Relative to its Composite Benchmark, the Fund invested in a broader range of asset classes. In addition, the portfolio managers utilized an active asset allocation approach to manage volatility of the Fund and “de-risk” the portfolio by reducing its overweight exposure to global equity markets and emerging markets debt while increasing the Fund’s allocation to short duration bonds and other credit, based on the portfolio managers’ quantitative and qualitative research.

2	J.P. MORGAN FUNDS	DECEMBER 31, 2018

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	75.7%
U.S. Equity	13.2
International Equity	6.3
Alternative Assets	1.4
U.S. Treasury Obligations	1.4
Short-Term Investments	2.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2018. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	3

JPMorgan SmartSpendingSM 2050 Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	December 30, 2016
With Sales Charge**		(6.88)%	(8.14)%	0.90%
Without Sales Charge		(2.47)	(3.80)	3.26
CLASS I SHARES	December 30, 2016	(2.31)	(3.50)	3.55
CLASS R2 SHARES	December 30, 2016	(2.60)	(4.14)	2.87
CLASS R3 SHARES	December 30, 2016	(2.50)	(3.90)	3.13
CLASS R4 SHARES	December 30, 2016	(2.39)	(3.65)	3.38
CLASS R5 SHARES	December 30, 2016	(2.32)	(3.51)	3.53
CLASS R6 SHARES	December 30, 2016	(2.23)	(3.41)	3.64

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.

LIFE OF FUND PERFORMANCE (12/30/16 to 12/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 30, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan SmartSpendingSM 2050 Fund, the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays U.S. Aggregate Bond Index and the JPMorgan SmartSpending 2050 Composite Benchmark from December 30, 2016 to December 31, 2018. The performance of the Fund may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S.

investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The MSCI World Index (net of foreign withholding taxes) is a broad measure of the performance of developed countries’ equity markets. The JPMorgan SmartSpending 2050 Composite Benchmark is a composite benchmark of unmanaged indexes that includes 50% MSCI World Index (net of foreign withholding taxes) and 50% Bloomberg Barclays U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN FUNDS	DECEMBER 31, 2018

JPMorgan SmartSpendingSM 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Investment Companies — 76.5%

Fixed Income — 61.7%

JPMorgan Core Bond Fund Class R6 Shares (a)	495,983	5,594,693

JPMorgan Core Plus Bond Fund Class R6 Shares (a)	369,868	2,966,343

JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,443	33,630

JPMorgan Floating Rate Income Fund Class R6 Shares (a)	247,843	2,218,191

JPMorgan High Yield Fund Class R6 Shares (a)	440,586	2,991,580

JPMorgan Managed Income Fund Class L Shares (a)	405,566	4,055,657

Total Fixed Income		17,860,094

International Equity — 3.2%

JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	60,367	937,496

U.S. Equity — 11.6%

JPMorgan Equity Index Fund Class R6 Shares (a)	34,418	1,318,536

JPMorgan Growth Advantage Fund Class R6 Shares * (a)	27,831	522,106

JPMorgan U.S. Equity Fund Class R6 Shares (a)	70,258	949,180

JPMorgan Value Advantage Fund Class R6 Shares (a)	18,431	562,333

Total U.S. Equity		3,352,155

Total Investment Companies (Cost $22,672,785)		22,149,745

Exchange Traded Funds — 19.9%

Alternative Assets — 1.4%

Schwab U.S. REIT ETF	10,912	420,221

Fixed Income — 13.9%

iShares Core U.S. Aggregate Bond ETF	13,353	1,421,961

iShares TIPS Bond ETF	23,770	2,603,053

Total Fixed Income		4,025,014

International Equity — 3.0%

iShares Core MSCI EAFE ETF	7,905	434,775

iShares Core MSCI Emerging Markets ETF	9,302	438,589

Total International Equity		873,364

U.S. Equity — 1.6%

iShares Russell 2000 ETF	454	60,790

iShares Russell Mid-Cap ETF	8,416	391,176

Total U.S. Equity		451,966

Total Exchange Traded Funds (Cost $5,863,279)		5,770,565

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 1.4%

U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $404,748)	405,000	404,613

	SHARES
Short-Term Investments — 2.0%

Investment Companies — 2.0%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (a) (c) (Cost $587,672)	587,672	587,672

Total Investments — 99.8% (Cost $29,528,484)		28,912,595
Other Assets Less Liabilities — 0.2%		63,837

NET ASSETS — 100.0%		28,976,432

Percentages indicated are based on net assets.

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	5

JPMorgan SmartSpendingSM 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of December 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Australia 10 Year Bond	6	03/2019	AUD	560,698	5,671

S&P 500 E-Mini Index	7	03/2019	USD	876,050	(51,117)

U.S. Treasury 10 Year Note	5	03/2019	USD	610,234	14,559

U.S. Treasury Ultra Bond	4	03/2019	USD	644,375	35,022

					4,135

Short Contracts

EURO STOXX 50 Index	(16)	03/2019	EUR	(544,311)	20,050

Euro-Bund	(2)	03/2019	EUR	(374,752)	(2,476)

MSCI Emerging Markets E-Mini Index	(9)	03/2019	USD	(435,105)	7,576

Russell 2000 E-Mini Index	(1)	03/2019	USD	(67,480)	4,316

					29,466

					33,601

Abbreviations

AUD	Australian Dollar
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	DECEMBER 31, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2018	J.P. MORGAN FUNDS	7

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2018 (Unaudited)

JPMorgan SmartSpendingSM 2050 Fund
ASSETS:
Investments in non-affiliates, at value	$6,175,178
Investments in affiliates, at value	22,737,417
Receivables:
Investment securities sold	554,060
Interest from non-affiliates	2,016
Dividends from affiliates	6,962
Variation margin on futures contracts	193,148
Due from Adviser	18,352

Total Assets	29,687,133

LIABILITIES:
Payables:
Due to custodian	5,544
Investment securities purchased	549,123
Fund shares redeemed	132,442
Accrued liabilities:
Administration fees	8
Distribution fees	23
Service fees	2,207
Custodian and accounting fees	6,530
Other	14,824

Total Liabilities	710,701

Net Assets	$28,976,432

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	DECEMBER 31, 2018

JPMorgan SmartSpendingSM 2050 Fund

NET ASSETS:
Paid-in-Capital	$29,307,063
Total distributable earnings (loss) (a)	(330,631)

Total Net Assets	$28,976,432

Net Assets:
Class A	$21,334
Class I	28,848,380
Class R2	21,161
Class R3	21,267
Class R4	21,373
Class R5	21,436
Class R6	21,481

Total	$28,976,432

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,444
Class I	1,952,244
Class R2	1,432
Class R3	1,439
Class R4	1,446
Class R5	1,451
Class R6	1,454

Net Asset Value (b):
Class A — Redemption price per share	$14.78
Class I — Offering and redemption price per share	14.78
Class R2 — Offering and redemption price per share	14.78
Class R3 — Offering and redemption price per share	14.78
Class R4 — Offering and redemption price per share	14.78
Class R5 — Offering and redemption price per share	14.78
Class R6 — Offering and redemption price per share	14.78
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.48

Cost of investments in non-affiliates	$6,268,027
Cost of investments in affiliates	23,260,457

(a)

Total distributable earnings have been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	9

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED 31, 2018 (Unaudited)

JPMorgan SmartSpendingSM 2050 Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$114,475
Dividend income from affiliates	368,966
Interest income from non-affiliates	3,829

Total investment income	487,270

EXPENSES:
Investment advisory fees	53,138
Administration fees	12,313
Distribution fees:
Class A	28
Class R2	54
Class R3	27
Service fees:
Class A	28
Class I	37,791
Class R2	27
Class R3	27
Class R4	28
Class R5	11
Custodian and accounting fees	12,550
Professional fees	19,965
Trustees’ and Chief Compliance Officer’s fees	12,413
Printing and mailing costs	13,020
Registration and filing fees	20,534
Transfer agency fees (See Note 2.G.)	161
Other	5,094

Total expenses	187,209

Less fees waived	(89,336)
Less expense reimbursements	(70,198)

Net expenses	27,675

Net investment income (loss)	459,595

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	109,589
Investments in affiliates	124,845
Futures contracts	(50,806)
Foreign currency transactions	390

Net realized gain (loss)	184,018

Distributions of capital gains received from investment company affiliates	196,507

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(528,023)
Investments in affiliates	(1,085,937)
Futures contracts	87,912
Foreign currency translations	2,953

Change in net unrealized appreciation/depreciation	(1,523,095)

Net realized/unrealized gains (losses)	(1,142,570)

Change in net assets resulting from operations	$(682,975)

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	DECEMBER 31, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan SmartSpendingSM 2050 Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$459,595	$767,397
Net realized gain (loss)	184,018	575,667
Distributions of capital gains received from investment company affiliates	196,507	191,218
Change in net unrealized appreciation/depreciation	(1,523,095)	(261,376)

Change in net assets resulting from operations	(682,975)	1,272,906

DISTRIBUTIONS TO SHAREHOLDERS: (a)
Class A	(975)	(561)
Class C (b)	—	(494)
Class I	(1,387,928)	(848,963)
Class R2	(889)	(506)
Class R3	(941)	(539)
Class R4	(993)	(573)
Class R5	(1,025)	(590)
Class R6	(1,046)	(606)

Total distributions to shareholders	(1,393,797)	(852,832)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	599,146	(907,595)

NET ASSETS:
Change in net assets	(1,477,626)	(487,521)
Beginning of period	30,454,058	30,941,579

End of period	$28,976,432	$30,454,058

(a)

The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

Class A
From net investment income	$(324)
From net realized gains	(237)
Class C (b)
From net investment income	(259)
From net realized gains	(235)
Class I
From net investment income	(511,666)
From net realized gains	(337,297)
Class R2
From net investment income	(270)
From net realized gains	(236)
Class R3
From net investment income	(303)
From net realized gains	(236)
Class R4
From net investment income	(336)
From net realized gains	(237)
Class R5
From net investment income	(353)
From net realized gains	(237)
Class R6
From net investment income	(369)
From net realized gains	(237)

(b)	Liquidated on February 26, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	11

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan SmartSpendingSM 2050 Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$975	$561

Change in net assets resulting from Class A capital transactions	$975	$561

Class C (a)
Distributions reinvested	$—	$494
Cost of shares redeemed	—	(22,085)

Change in net assets resulting from Class C capital transactions	$—	$(21,591)

Class I
Distributions reinvested	$1,387,928	$848,963
Cost of shares redeemed	(794,651)	(1,738,342)

Change in net assets resulting from Class I capital transactions	$593,277	$(889,379)

Class R2
Distributions reinvested	$889	$506

Change in net assets resulting from Class R2 capital transactions	$889	$506

Class R3
Distributions reinvested	$941	$539

Change in net assets resulting from Class R3 capital transactions	$941	$539

Class R4
Distributions reinvested	$993	$573

Change in net assets resulting from Class R4 capital transactions	$993	$573

Class R5
Distributions reinvested	$1,025	$590

Change in net assets resulting from Class R5 capital transactions	$1,025	$590

Class R6
Distributions reinvested	$1,046	$606

Change in net assets resulting from Class R6 capital transactions	$1,046	$606

Total change in net assets resulting from capital transactions	$599,146	$(907,595)

(a)	Liquidated on February 26, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	DECEMBER 31, 2018

	JPMorgan SmartSpendingSM 2050 Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
SHARE TRANSACTIONS:
Class A
Reinvested	65	35

Change in Class A Shares	65	35

Class C (a)
Reinvested	—	30
Redeemed	—	(1,371)

Change in Class C Shares	—	(1,341)

Class I
Reinvested	92,616	52,789
Redeemed	(50,491)	(108,604)

Change in Class I Shares	42,125	(55,815)

Class R2
Reinvested	59	32

Change in Class R2 Shares	59	32

Class R3
Reinvested	63	33

Change in Class R3 Shares	63	33

Class R4
Reinvested	66	36

Change in Class R4 Shares	66	36

Class R5
Reinvested	69	36

Change in Class R5 Shares	69	36

Class R6
Reinvested	70	38

Change in Class R6 Shares	70	38

(a)	Liquidated on February 26, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	13

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartSpending 2050 Fund
Class A
Six Months Ended December 31, 2018 (Unaudited)	$15.86	$0.22	$(0.60)	$(0.38)	$(0.39)	$(0.31)	$(0.70)
Year Ended June 30, 2018	15.66	0.35	0.26	0.61	(0.24)	(0.17)	(0.41)
December 30, 2016 (h) through June 30, 2017	15.00	0.14	0.64	0.78	(0.12)	—	(0.12)

Class I
Six Months Ended December 31, 2018 (Unaudited)	15.87	0.24	(0.59)	(0.35)	(0.43)	(0.31)	(0.74)
Year Ended June 30, 2018	15.66	0.39	0.25	0.64	(0.26)	(0.17)	(0.43)
December 30, 2016 (h) through June 30, 2017	15.00	0.16	0.64	0.80	(0.14)	—	(0.14)

Class R2
Six Months Ended December 31, 2018 (Unaudited)	15.83	0.19	(0.60)	(0.41)	(0.33)	(0.31)	(0.64)
Year Ended June 30, 2018	15.66	0.29	0.25	0.54	(0.20)	(0.17)	(0.37)
December 30, 2016 (h) through June 30, 2017	15.00	0.11	0.64	0.75	(0.09)	—	(0.09)

Class R3
Six Months Ended December 31, 2018 (Unaudited)	15.85	0.21	(0.60)	(0.39)	(0.37)	(0.31)	(0.68)
Year Ended June 30, 2018	15.66	0.33	0.25	0.58	(0.22)	(0.17)	(0.39)
December 30, 2016 (h) through June 30, 2017	15.00	0.13	0.64	0.77	(0.11)	—	(0.11)

Class R4
Six Months Ended December 31, 2018 (Unaudited)	15.86	0.23	(0.59)	(0.36)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2018	15.66	0.37	0.25	0.62	(0.25)	(0.17)	(0.42)
December 30, 2016 (h) through June 30, 2017	15.00	0.15	0.64	0.79	(0.13)	—	(0.13)

Class R5
Six Months Ended December 31, 2018 (Unaudited)	15.87	0.24	(0.59)	(0.35)	(0.43)	(0.31)	(0.74)
Year Ended June 30, 2018	15.66	0.39	0.25	0.64	(0.26)	(0.17)	(0.43)
December 30, 2016 (h) through June 30, 2017	15.00	0.16	0.64	0.80	(0.14)	—	(0.14)

Class R6
Six Months Ended December 31, 2018 (Unaudited)	15.88	0.25	(0.60)	(0.35)	(0.44)	(0.31)	(0.75)
Year Ended June 30, 2018	15.66	0.41	0.25	0.66	(0.27)	(0.17)	(0.44)
December 30, 2016 (h) through June 30, 2017	15.00	0.17	0.64	0.81	(0.15)	—	(0.15)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Does not include expenses of Underlying Funds.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended June 30, 2018 and the period ended June 30, 2017.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN FUNDS	DECEMBER 31, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period	Net expenses (f)		Net investment income (loss) (b)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (d)

$14.78	(2.41)%	$21,334	0.43%		2.73%		1.46%		23%
15.86	3.90	21,866	0.43	(g)	2.21	(g)	1.70	(g)	30
15.66	5.23	21,050	0.45	(g)	1.85	(g)	3.76	(g)	8

14.78	(2.25)	28,848,380	0.18		3.03		1.23		23
15.87	4.12	30,322,835	0.19	(g)	2.46	(g)	1.36	(g)	30
15.66	5.36	30,794,263	0.19	(g)	2.09	(g)	1.26	(g)	8

14.78	(2.60)	21,161	0.84		2.38		1.77		23
15.83	3.46	21,731	0.85	(g)	1.80	(g)	2.00	(g)	30
15.66	5.02	21,009	0.84	(g)	1.44	(g)	4.09	(g)	8

14.78	(2.50)	21,267	0.60		2.63		1.53		23
15.85	3.74	21,813	0.60	(g)	2.05	(g)	1.75	(g)	30
15.66	5.15	21,035	0.59	(g)	1.69	(g)	3.82	(g)	8

14.78	(2.33)	21,373	0.34		2.88		1.28		23
15.86	3.96	21,895	0.35	(g)	2.30	(g)	1.50	(g)	30
15.66	5.27	21,060	0.35	(g)	1.94	(g)	3.57	(g)	8

14.78	(2.26)	21,436	0.19		3.03		1.13		23
15.87	4.11	21,942	0.21	(g)	2.44	(g)	1.36	(g)	30
15.66	5.35	21,076	0.20	(g)	2.09	(g)	3.43	(g)	8

14.78	(2.23)	21,481	0.09		3.14		1.06		23
15.88	4.24	21,976	0.10	(g)	2.55	(g)	1.25	(g)	30
15.66	5.40	21,086	0.10	(g)	2.19	(g)	3.33	(g)	8

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018

1. Organization

JPMorgan Trust IV (the “Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
JPMorgan SmartSpendingSM 2050 Fund	Class A, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified

The investment objective of the Fund is to seek to provide total return consisting of current income and capital appreciation.

The Fund commenced operations on December 30, 2016.

At its meeting held in February 2018, the Board approved the liquidation of the Fund’s Class C Shares effective on February 26, 2018 and a change to the distribution frequency of net investment income from monthly to annually beginning February 2018.

Class A Shares generally provide for a front-end sales charge. No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, thus, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

16	J.P. MORGAN FUNDS	DECEMBER 31, 2018

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,507,982	$404,613	$—	$28,912,595

Appreciation in Other Financial Instruments
Futures Contracts (a)	$67,144	$20,050	$—	$87,194

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(53,593)	$—	$—	$(53,593)

(a)

All portfolio holdings designated in level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

B. Futures Contracts — The Fund used treasury and index futures contracts to gain exposure to or to overweight or underweight allocations among various sectors or markets, maintain liquidity or minimize transaction costs. The Fund also buys futures contracts to invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/ depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The tables below disclose the volume of the Fund’s futures contracts activity during the six months ended December 31, 2018:

	Average Notional Balance	Ending Notional Balance
Long Futures Contracts:
Equity	$1,335,425	$876,050
Interest Rate	2,226,986	1,815,307

Short Futures Contracts:
Equity	693,377	1,046,896
Interest Rate	1,170,680	374,752

DECEMBER 31, 2018	J.P. MORGAN FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

C. Summary of Derivatives Information — The following table presents the value of derivatives held as of December 31, 2018, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$31,942
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	55,252

Total		$87,194

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(51,117)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(2,476)

Total		$(53,593)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statement of Operations for the six months ended December 31, 2018, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(50,394)
Interest rate contracts	(412)

Total	$(50,806)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$27,942
Interest rate contracts	59,970

Total	$87,912

The Fund’s derivatives contracts held at December 31, 2018 are not accounted for as hedging instruments under GAAP.

D. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the affiliated Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover.

	For the six months ended December 31, 2018
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2018	Shares at December 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares (a)	$494,851	$—	$476,264	$(20,231)	$1,644	$—	—	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	5,828,240	201,625	438,648	(11,248)	14,724	5,594,693	495,983	88,969	5,601
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,140,912	52,463	215,533	(6,738)	(4,761)	2,966,343	369,868	52,463	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	907,176	7,110	878,198	(38,977)	36,519	33,630	4,443	7,110	—

18	J.P. MORGAN FUNDS	DECEMBER 31, 2018

	For the six months ended December 31, 2018
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2018	Shares at December 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan Equity Index Fund Class R6 Shares (a)	$2,193,385	$20,593	$801,790	$144,179	$(237,831)	$1,318,536	34,418	$15,815	$4,778
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,072,446	1,247,756	—	—	(102,011)	2,218,191	247,843	47,649	—
JPMorgan Growth Advantage Fund Class R6 Shares* (a)	645,666	44,922	63,303	20,678	(125,857)	522,106	27,831	—	44,922
JPMorgan High Yield Fund Class R6 Shares (a)	2,717,806	731,184	291,673	(4,086)	(161,651)	2,991,580	440,586	84,237	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	1,450,397	34,379	364,181	29,229	(212,328)	937,496	60,367	34,379	—
JPMorgan Managed Income Fund Class L Shares (a)	—	4,056,863	—	—	(1,206)	4,055,657	405,566	11,642	745
JPMorgan U.S. Equity Fund Class R6 Shares (a)	1,050,823	162,450	72,619	12,039	(203,513)	949,180	70,258	6,971	111,431
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.46% (a)(b)	1,009,019	2,179,349	2,600,696	—	—	587,672	587,672	8,047	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	567,227	84,772	—	—	(89,666)	562,333	18,431	11,684	29,030

Total	$21,077,948	$8,823,466	$6,202,905	$124,845	$(1,085,937)	$22,737,417		$368,966	$196,507

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2018.
*	Non-income producing security.

E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Fund for the six months ended December 31, 2018 are as follows:

	Class A	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Transfer agency fees	$5	$136	$4	$3	$3	$3	$7	$161

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2018, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain, or since inception if shorter, subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services during the six months ended December 31, 2018, the Administrator received a fee that was accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended December 31, 2018, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

Effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund’s average daily net assets, 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion and 0.01% of the Fund’s daily average net assets in excess of $25 billion.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class R2 and Class R3 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25%, 0.50% and 0.25% of the average daily net assets of Class A, Class R2 and Class R3 Shares, respectively.

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class I	R2 Class	R3 Class	R4 Class	R5 Class
0.25%	0.25%	0.25%	0.25%	0.25%	0.10%

20	J.P. MORGAN FUNDS	DECEMBER 31, 2018

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates in the Statement of Operations. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund, Underlying Funds and ETFs (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses incurred by the Fund and any Underlying Fund and ETFs and acquired fund fees incurred by an Underlying Fund and ETFs) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class I	R2 Class	R3 Class	R4 Class	R5 Class	R6 Class
0.74%	0.49%	1.15%	0.90%	0.65%	0.50%	0.40%

The expense limitation agreement was in effect for the six months ended December 31, 2018 and is in place until at least October 31, 2019.

For the six months ended December 31, 2018, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursement
$53,138	$12,305	$23,893	$89,336	$70,198

The Underlying Funds may impose separate advisory and servicing fees. To avoid charging a servicing fee at an effective rate above 0.25% for Class A, Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS may waive servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of servicing fees charged by the affiliated Underlying Funds. These waivers may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s servicing fees.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the six months ended December 31, 2018, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended December 31, 2018, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$7,153,419	$6,783,582

During the six months ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2018 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$29,528,484	$313,045	$895,333	$(582,288)

At June 30, 2018, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 4, 2019.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended December 31, 2018.

The Trust, along with certain other trusts (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Effective August 14, 2018, the Fund was added to the Credit facility. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 14, 2018, this agreement has been amended and restated for a term of 364 days, unless extended.

The Fund did not utilize the Credit Facility during the six months ended December 31, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of December 31, 2018, all of the Fund’s shares were held by the Adviser.

Because of the Fund’s investments in the Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in Individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as equity securities, foreign and emerging markets securities and real estate securities. These securities are subject to risks specific to their structure, sector or market.

The Fund invests in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the

22	J.P. MORGAN FUNDS	DECEMBER 31, 2018

performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”) Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Funds’ net assets or results of operation.

In August 2018, the SEC adopted their Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund’s net assets or results of operation.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	23

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2018, and continued to hold your shares at the end of the reporting period, December 31, 2018.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JP Morgan SmartSpending 2050 Fund
Class A
Actual	$1,000.00	$975.90	$2.14	0.43%
Hypothetical	1,000.00	1,023.04	2.19	0.43
Class I
Actual	1,000.00	977.50	0.90	0.18
Hypothetical	1,000.00	1,024.30	0.92	0.18
Class R2
Actual	1,000.00	974.00	4.18	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R3
Actual	1,000.00	975.00	2.99	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class R4
Actual	1,000.00	976.70	1.69	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Class R5
Actual	1,000.00	977.40	0.95	0.19
Hypothetical	1,000.00	1,024.25	0.97	0.19
Class R6
Actual	1,000.00	977.70	0.45	0.09
Hypothetical	1,000.00	1,024.75	0.46	0.09

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24	J.P. MORGAN FUNDS	DECEMBER 31, 2018

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2018 at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the Fund and the other J.P. Morgan Funds overseen by the Board in which the Fund may invest (“Underlying Funds”). Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 15, 2018.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund and Underlying Funds received from the Adviser. This information includes the Fund’s and Underlying Funds’ performance as compared to the performance of the Fund’s and the Underlying Funds’ peers and benchmarks and analyses by the Adviser of the Fund’s and Underlying Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Fund and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund and Underlying Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team, including personnel changes. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administrative services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Fund and Underlying Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund and Underlying Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement

DECEMBER 31, 2018	J.P. MORGAN FUNDS	25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

organizational and operational changes designed to improve investment results and the services provided to the Fund and Underlying Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund and Underlying Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Fund and/or Underlying Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the

Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services for the Fund and/or Underlying Funds.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds, including the benefits received by the Adviser and its affiliates in connection with the Fund’s investments in the

Underlying Funds. The Board also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception and that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has added or enhanced services to the Fund over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater

26	J.P. MORGAN FUNDS	DECEMBER 31, 2018

responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for the applicable one-year period. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in the Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:

The Trustees noted that based upon the Universe, the Fund’s performance for both Class A and Class I shares was in the third quintile for the one-year period ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Fund. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate after taking into account any waivers and/or reimbursements, and where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that based upon the Universe, the Fund’s net advisory fee and actual total expenses for Class I shares were in the first and second quintiles, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreements of the Underlying Funds in which the Fund invests.

DECEMBER 31, 2018	J.P. MORGAN FUNDS	27

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. December 2018.	SAN-SS2050-1218

J.P. Morgan Funds

Semi-Annual Report

December 31, 2018 (Unaudited)

JPMorgan Value Plus Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategy and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

February 14, 2018 (Unaudited)

Dear Shareholders,

While the U.S. economy largely outperformed other leading economies during the second half of 2018, record corporate profits and historically low unemployment were overshadowed in December by a sell-off in equity markets, unsettled global trade tensions and a political impasse that led the temporary shutdown of large parts of the federal government.

The second longest U.S. economic expansion on record extended through the third and fourth quarters of 2018. Gross domestic product advanced 3.4% in the third quarter of 2018, and was on pace to grow by about 3% for the full year 2018. In September, the U.S. jobless rate dipped to 3.7% - its lowest level in nearly 50 years - and stood at 3.9% at the end of the year. In response, the U.S. Federal Reserve raised interest rates in September and again in December.

U.S. aggregate corporate revenues and earnings reached record high levels in the second and third quarters of 2018. Though some profit growth was attributed to the temporary benefits of late-2017 tax cut legislation, the outlook for U.S. corporate earnings remained generally positive at the end of the year.

Equity prices in the U.S. largely held their ground in the third quarter of 2018. The S&P 500 Index hit record highs in August and remained elevated in September. However, early October saw a sharp sell-off in financial markets and the worst December for the S&P 500 Index since 1931 erased all gains made in the prior five months.

By the end of 2018, investors were confronted with several worrying developments. Leading economies, particularly China and the European Union, showed significant signs of slowing in the latter half of the year. While U.S.-China trade tariffs had little clear direct impact on the U.S. economy in 2018, a continuation or acceleration of protectionist policies could begin to hinder growth. Though the federal government shutdown ended subsequent to the end of the reporting period, the solution was a short-term budget agreement that failed to alleviate concerns about the possibility of future shutdowns.

Overall, economists generally remained optimistic about the fundamental strength of the U.S. economy at the end of 2918. While U.S. corporate profits and gross domestic product are expected to grow in the year ahead, the extent to which U.S. financial markets benefit remains to be seen, given the length of the current economic expansion.

We believe investors who maintain a patient approach and a well-diversified portfolio may be best positioned to navigate from current market conditions. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management & J.P. Morgan Asset Management

Fund Summary

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	(11.39)%
Russell 1000 Value Index	(6.69)%

Net Assets as of 12/31/2018	$ 11,813,571

Investment objective** and strategies

The JPMorgan Value Plus Fund (the “Fund”) seeks to provide long-term capital appreciation. Under normal circumstances, the Fund primarily takes long and short positions in equity securities of large companies. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000 Value Index at the time of purchase. As of the reconstitution of the Russell 1000 Value Index on June 22, 2018, the market capitalizations of the companies in the index ranged from $310 million to $771.47 billion. In implementing its main strategies, the Fund invests primarily in equity securities, including common stocks and real estate investment trusts (REITs).

TOP TEN LONG POSITIONS OF THE PORTFOLIO***

1. FMC Corp.	3.4%
2. CVS Health Corp.	3.3
3. Lennar Corp., Class A	3.1
4. Pfizer, Inc.	2.9
5. Bank of America Corp.	2.9
6. Berkshire Hathaway, Inc., Class B	2.7
7. Cigna Corp.	2.5
8. Charter Communications, Inc., Class A	2.3
9. Comcast Corp., Class A	2.3
10. Lincoln National Corp.	2.1

TOP TEN SHORT POSITIONS OF THE PORTFOLIO****

1. Albemarle Corp.	8.0%
2. Lam Research Corp.	7.2
3. Exxon Mobil Corp.	5.9
4. Linde plc (United Kingdom)	5.0
5. Torchmark Corp.	4.8
6. Scotts Miracle-Gro Co. (The)	4.8
7. Acuity Brands, Inc.	4.2
8. Xilinx, Inc.	3.9
9. Air Products & Chemicals, Inc.	3.6
10. Citrix Systems, Inc.	3.6

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR***

Health Care	19.4%
Financials	18.3
Consumer Discretionary	12.1
Industrials	10.1
Materials	10.1
Communication Services	9.1
Energy	8.3
Information Technology	4.5
Real Estate	1.5
Consumer Staples	1.4
Utilities	0.8
Short-Term Investments	4.4

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR****

Materials	28.6%
Information Technology	17.6
Consumer Discretionary	13.6
Energy	12.1
Industrials	9.0
Financials	6.6
Health Care	6.4
Consumer Staples	5.0
Communication Services	1.1

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of December 31, 2018. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of December 31, 2018. The Fund’s portfolio composition is subject to change.

JPMorgan Value Plus Fund

FUND SUMMARY

SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2018

	INCEPTION DATE			SINCE
	OF CLASS	6 MONTH*	1 YEAR	INCEPTION
CLASS A SHARES	August 31, 2016
With Sales Charge**		(16.11)%	(19.46)%	4.70%
Without Sales Charge		(11.47)	(15.01)	7.15
CLASS C SHARES	August 31, 2016
With CDSC***		(12.71)	(16.44)	6.59
Without CDSC		(11.71)	(15.44)	6.59
CLASS I SHARES	August 31, 2016	(11.39)	(14.83)	7.39

* Not annualized.

** Sales Charge for Class A Shares is 5.25%.

*** Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (8/31/16 TO 12/31/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on August 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Value Plus Fund and the Russell 1000 Value Index from August 31, 2016 to December 31, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The Russell 1000 Value Index is an unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Since the Fund’s inception, it has not experienced any shareholder activity. If shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 115.8%

COMMON STOCKS - 110.8%

Aerospace & Defense - 2.2%
General Dynamics Corp.	1,000	157,210
United Technologies Corp.	1,000	106,480

		263,690

Airlines - 5.4%
American Airlines Group, Inc.	8,300	266,513
Delta Air Lines, Inc.(a)	3,542	176,746
Southwest Airlines Co.	4,131	192,009

		635,268

Auto Components - 2.5%
Aptiv plc	600	36,942
Delphi Technologies plc	6,400	91,648
Lear Corp.	400	49,144
Magna International, Inc. (Canada)	2,500	113,625

		291,359

Automobiles - 1.4%
General Motors Co.(a)	4,959	165,878

Banks - 12.0%
Bank of America Corp.(a)	16,012	394,536
Cathay General Bancorp	800	26,824
Citigroup, Inc.(a)	5,334	277,688
Citizens Financial Group, Inc.	1,600	47,568
East West Bancorp, Inc.	600	26,118
First Republic Bank	1,410	122,529
Huntington Bancshares, Inc.	8,337	99,377
KeyCorp(a)	12,325	182,163
Regions Financial Corp.	6,200	82,956
SVB Financial Group*	375	71,220
Wells Fargo & Co.(a)	1,796	82,760

		1,413,739

Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc.*	300	29,208
Biogen, Inc.*	200	60,184

		89,392

Building Products - 0.2%
Owens Corning	500	21,990

Capital Markets - 1.9%
Morgan Stanley	3,963	157,133
State Street Corp.	1,013	63,890

		221,023

Chemicals - 8.4%
Celanese Corp.	2,036	183,179
DowDuPont, Inc.	2,910	155,627
Eastman Chemical Co.(a)	2,508	183,360
FMC Corp.(a)	6,300	465,948

		988,114

Construction & Engineering - 0.3%
KBR, Inc.	2,300	34,914

Containers & Packaging - 2.0%
Crown Holdings, Inc.*	3,900	162,123

Investments	Shares	Value ($)
Westrock Co.	2,000	75,520

		237,643

Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc., Class B*	1,800	367,524

Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	3,900	219,258

Electric Utilities - 0.9%
NextEra Energy, Inc.	600	104,292

Electrical Equipment - 1.2%
Eaton Corp. plc	2,080	142,813

Entertainment - 0.8%
Walt Disney Co. (The)	900	98,685

Equity Real Estate Investment Trusts (REITs) - 1.7%
Brixmor Property Group, Inc.	2,300	33,787
Prologis, Inc.	2,000	117,440
Vornado Realty Trust	900	55,827

		207,054

Food Products - 1.2%
Mondelez International, Inc., Class A	3,400	136,102

Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp.*	1,500	53,010
Medtronic plc	2,700	245,592
Zimmer Biomet Holdings, Inc.	1,975	204,847

		503,449

Health Care Providers & Services - 9.3%
Cigna Corp.	1,800	341,856
CVS Health Corp.(a)	6,900	452,088
UnitedHealth Group, Inc.(a)	700	174,384
Universal Health Services, Inc., Class B	1,100	128,216

		1,096,544

Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	5,300	41,870
Caesars Entertainment Corp.*	11,300	76,727
Cheesecake Factory, Inc. (The)	1,000	43,510

		162,107

Household Durables - 6.1%
Lennar Corp., Class A(a)	10,838	424,308
Meritage Homes Corp.*	1,400	51,408
Taylor Morrison Home Corp., Class A*	6,400	101,760
Toll Brothers, Inc.	3,100	102,083
Whirlpool Corp.	400	42,748

		722,307

Insurance - 4.2%
Athene Holding Ltd., Class A*	2,800	111,524
Lincoln National Corp.(a)	5,512	282,821
Principal Financial Group, Inc.	1,000	44,170
Willis Towers Watson plc	400	60,744

		499,259

SEE NOTES TO FINANCIAL STATEMENTS.

Investments	Shares	Value ($)
Internet & Direct Marketing Retail - 1.9%
Expedia Group, Inc.	2,000	225,300

IT Services - 1.8%
Alliance Data Systems Corp.	200	30,016
InterXion Holding NV (Netherlands)*	3,400	184,144

		214,160

Machinery - 1.8%
PACCAR, Inc.	2,900	165,706
Stanley Black & Decker, Inc.	400	47,896

		213,602

Media - 5.8%
Altice USA, Inc., Class A	3,700	61,124
Charter Communications, Inc., Class A*(a)	1,100	313,467
Comcast Corp., Class A(a)	9,100	309,855

		684,446

Metals & Mining - 1.3%
Alumina Ltd., ADR (Australia)	5,423	34,978
United States Steel Corp.(a)	6,366	116,116

		151,094

Multiline Retail - 0.4%
Dollar Tree, Inc.*	500	45,160

Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	1,500	163,185
Diamondback Energy, Inc.	1,388	128,668
EOG Resources, Inc.	2,039	177,821
Euronav NV (Belgium)	8,100	56,133
Marathon Petroleum Corp.	1,600	94,416
Occidental Petroleum Corp.(a)	3,366	206,605
Parsley Energy, Inc., Class A*	3,000	47,940
Pioneer Natural Resources Co.(a)	2,039	268,169

		1,142,937

Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	1,500	77,970
Eli Lilly & Co.	600	69,432
Johnson & Johnson	1,000	129,050
Merck & Co., Inc.	3,700	282,717
Pfizer, Inc.(a)	9,242	403,413

		962,582

Road & Rail - 0.6%
Kansas City Southern	700	66,815

Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.(a)	1,900	163,077
NXP Semiconductors NV (Netherlands)	1,500	109,920
Texas Instruments, Inc.	1,400	132,300

		405,297

Software - 0.0%(b)
Microsoft Corp.	13	1,320

Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	1,500	50,625

Investments	Shares	Value ($)

Tobacco - 0.4%
Altria Group, Inc.	1,000	49,390

Wireless Telecommunication Services - 2.1%
T-Mobile US, Inc.*	3,900	248,079

TOTAL COMMON STOCKS (Cost $13,958,104)		13,083,211

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 5.0%

INVESTMENT COMPANIES - 5.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40%(c)(d)(Cost $595,194)	595,194	595,194

TOTAL LONG POSITIONS (Cost $14,553,298)		13,678,405

Investments	Shares	Value ($)

SHORT POSITIONS - (15.8)%

COMMON STOCKS - (15.8)%

Air Freight & Logistics - (0.3)%
CH Robinson Worldwide, Inc.	(420)	(35,318)

Auto Components - (0.2)%
Garrett Motion, Inc. (Switzerland)*	(1,831)	(22,595)

Banks - (0.3)%
First Financial Bankshares, Inc.	(600)	(34,614)

Chemicals - (4.1)%
Air Products & Chemicals, Inc.	(425)	(68,021)
Albemarle Corp.	(1,935)	(149,130)
Linde plc (United Kingdom)	(595)	(92,844)
LyondellBasell Industries NV, Class A	(600)	(49,896)
PPG Industries, Inc.	(300)	(30,669)
Scotts Miracle-Gro Co. (The)	(1,445)	(88,810)

		(479,370)

Containers & Packaging - (0.2)%
Ball Corp.	(620)	(28,508)

Electrical Equipment - (0.7)%
Acuity Brands, Inc.	(689)	(79,201)

Energy Equipment & Services - (0.4)%
Helmerich & Payne, Inc.	(750)	(35,955)
Schlumberger Ltd.	(475)	(17,138)

		(53,093)

Food & Staples Retailing - (0.8)%
Costco Wholesale Corp.	(172)	(35,038)
Sysco Corp.	(943)	(59,089)

		(94,127)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - (1.0)%
Baxter International, Inc.	(618)	(40,677)
Edwards Lifesciences Corp.*	(269)	(41,202)
Stryker Corp.	(244)	(38,247)

		(120,126)

Hotels, Restaurants & Leisure - (0.2)%
Brinker International, Inc.	(725)	(31,886)

Insurance - (0.8)%
Torchmark Corp.	(1,199)	(89,361)

Interactive Media & Services - (0.2)%
Snap, Inc., Class A*	(3,553)	(19,577)

Internet & Direct Marketing Retail - (0.3)%
Booking Holdings, Inc.*	(19)	(32,726)

Multiline Retail - (0.4)%
Kohl’s Corp.	(719)	(47,698)

Oil, Gas & Consumable Fuels - (1.5)%
ConocoPhillips	(999)	(62,288)
Exxon Mobil Corp.	(1,624)	(110,740)

		(173,028)

Paper & Forest Products - (0.2)%
Domtar Corp.	(708)	(24,872)

Professional Services - (0.4)%
Thomson Reuters Corp. (Canada)	(1,094)	(52,851)

Semiconductors & Semiconductor Equipment - (2.2)%
Applied Materials, Inc.	(1,065)	(34,868)
Lam Research Corp.	(982)	(133,719)
Micron Technology, Inc.*	(619)	(19,641)
Xilinx, Inc.	(860)	(73,246)

		(261,474)

Software - (0.6)%
Citrix Systems, Inc.	(655)	(67,111)

Specialty Retail - (0.8)%
Bed Bath & Beyond, Inc.	(1,818)	(20,580)
Home Depot, Inc. (The)	(358)	(61,511)
TJX Cos., Inc. (The)	(320)	(14,317)

		(96,408)

Textiles, Apparel & Luxury Goods - (0.2)%
Lululemon Athletica, Inc.*	(184)	(22,376)

TOTAL COMMON STOCKS (Proceeds $(2,181,752))		(1,866,320)

TOTAL SHORT POSITIONS (Proceeds $(2,181,752))		(1,866,320)

Total Investments - 100.0% (Cost $12,371,546)		11,812,085

Other Assets in Excess of Liabilities - 0.0%(b)		1,486

Net Assets - 100.0%		11,813,571

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $3,546,140.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2018.
*	Non-income producing security.

JPMorgan Value Plus Fund

ASSETS:
Investments in non-affiliates, at value	$13,083,211
Investments in affiliates, at value	595,194
Receivables:
Dividends from non-affiliates	24,150
Dividends from affiliates	1,005
Due from Adviser	2,080

Total Assets	13,705,640

LIABILITIES:
Payables:
Securities sold short, at value	1,866,320
Dividend expense to non-affiliates on securities sold short	2,322
Interest expense to non-affiliates on securities sold short	967
Accrued liabilities:
Administration fees	3
Distribution fees	21
Service fees	359
Custodian and accounting fees	6,309
Trustees’ and Chief Compliance Officer’s fees	20
Other	15,748

Total Liabilities	1,892,069

Net Assets	$11,813,571

NET ASSETS:
Paid-in-Capital	$12,710,875
Total distributable earnings (loss) (a)	(897,304)

Total Net Assets	$11,813,571

Net Assets:
Class A	$23,491
Class C	23,219
Class I	11,766,861
Total	$11,813,571

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,649
Class C	1,633
Class I	825,501

Net Asset Value (b):
Class A - Redemption price per share	$14.25
Class C - Offering price per share (c)	14.22
Class I - Offering and redemption price per share	14.25
Class A maximum sales charge	5.25%
Class A maximum public offering price per share
[net asset value per share/(100% – maximum sales charge)]	$15.04

Cost of investments in non-affiliates	$13,958,104
Cost of investments in affiliates	595,194
Proceeds from securities sold short	2,181,752

(a) Total distributable earnings have been aggregated to conform to the current presentation requirements for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8.

(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding. (c) Redemption price for Class C Shares varies based upon length of time the shares are held.

JPMorgan
Value Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1
Dividend income from non-affiliates	147,643
Dividend income from affiliates	3,921
Total investment income	151,565

EXPENSES:
Investment advisory fees	50,729
Administration fees	5,485
Distribution fees:
Class A	34
Class C	100
Service fees:
Class A	34
Class C	33
Class I	16,843
Custodian and accounting fees	12,013
Professional fees	28,136
Trustees’ and Chief Compliance Officer’s fees	12,577
Printing and mailing costs	2,970
Registration and filing fees	55
Transfer agency fees (See Note 2.G.)	174
Other	4,227
Dividend expense to non-affiliates on securities sold short	23,758
Interest expense to non-affiliates on securities sold short	7,103
Total expenses	164,271
Less fees waived	(67,345)
Less expense reimbursements	(2,047)
Net expenses	94,879
Net investment income (loss)	56,686

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(255,018)
Securities sold short	(8,171)
Net realized gain (loss)	(263,189)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,616,280)
Securities sold short	306,356
Change in net unrealized appreciation/depreciation	(1,309,924)
Net realized/unrealized gains (losses)	(1,573,113)
Change in net assets resulting from operations	$(1,516,427)

	JPMorgan Value Plus Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$56,686	$102,506
Net realized gain (loss)	(263,189)	1,350,617
Change in net unrealized appreciation/depreciation	(1,309,924)	(447,809)

Change in net assets resulting from operations	(1,516,427)	1,005,314

DISTRIBUTIONS TO SHAREHOLDERS: (a)
Class A	(2,052)	(3,178)
Class C	(1,909)	(3,052)
Class I	(1,058,642)	(1,614,779)

Total distributions to shareholders	(1,062,603)	(1,621,009)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,062,603	1,621,009

NET ASSETS:
Change in net assets	(1,516,427)	1,005,314
Beginning of period	13,329,998	12,324,684

End of period	$11,813,571	$13,329,998

(a) The prior period distributions have been reclassified to conform to current period presentation for the adoption of the Securities and Exchange Commission’s Disclosure Update and Simplification Rule. See Note 8. Prior period balances were as follows:

Class A
From net investment income	$(134)
From net realized gains	(3,044)
Class C
From net investment income	(11)
From net realized gains	(3,041)
Class I
From net investment income	(97,632)
From net realized gains	(1,517,147)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Value Plus Fund
	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018

CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	2,052	3,178

Change in net assets resulting from Class A capital transactions	$2,052	$3,178

Class C
Distributions reinvested	1,909	3,052

Change in net assets resulting from Class C capital transactions	$1,909	$3,052

Class I
Proceeds from shares issued	$—	$792,738
Distributions reinvested	1,058,642	1,614,779
Cost of shares redeemed	—	(792,738)

Change in net assets resulting from Class I capital transactions	$1,058,642	$1,614,779

Total change in net assets resulting from capital transactions	$1,062,603	$1,621,009

SHARE TRANSACTIONS:
Class A
Reinvested	136	178

Change in Class A Shares	136	178
Class C
Reinvested	127	172

Change in Class C Shares	127	172

Class I
Issued	—	41,701
Reinvested	69,919	90,035
Redeemed	—	(41,701)

Change in Class I Shares	69,919	90,035

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

JPMorgan
Value Plus
Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Increase in net assets resulting from operations	$(1,516,427)
Adjustments to reconcile net increase / decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(9,733,857)
Proceeds from disposition of investment securities	9,547,746
Covers of investment securities sold short	(1,283,588)
Proceeds from investment securities sold short	1,578,994
Purchases of short-term investments - affiliates, net	(128,928)
Change in unrealized (appreciation) / depreciation on investments	1,616,280
Change in unrealized (appreciation) / depreciation on investment securities sold short	(306,356)
Net realized (gain) / loss on investments	255,018
Net realized (gain) / loss on investments securities sold short	8,171
Increase in dividends receivable from non-affiliates	(13,533)
Increase in dividends receivable from affiliates	(617)
Increase in due from Adviser	(2,080)
Decrease in dividend expenses to non-affiliates on securities sold short	(355)
Decrease in interest expense to non-affiliates on securities sold short	(78)
Decrease in advisory fees payable	(8,480)
Increase in administration fees payable	3
Decrease in distribution fees payable	(1)
Increase in custodian and accounting fees payable	1,695
Increase in Trustees’ and Chief Compliance Office fees payable	20
Increase in service fees payable	359
Decrease in other accrued expenses payable	(13,985)

Net cash provided (used) by operating activities	1

Cash flows provided (used) by financing activities:
Decrease in due to custodian	(1)

Net cash provided (used) by financing activities	(1)

Net increase / (decrease) in cash	-

Cash:
Net increase (decrease) in unrestricted and restricted cash and deposit at broker	-
Restricted and unrestricted cash and deposit at broker at beginning of period	-

Restricted and unrestricted cash and deposit at broker at end of period	$-

Supplemental disclosure of cash flow information:

For the six months ended December 31, 2018, the Fund paid $7,181 in interest expenses for securities sold short.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance								Ratios/Supplemental data
		Investment operations			Distributions						Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (including dividend and interest expense for securities sold short) (e)(f)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (f)	Portfolio turnover rate (excluding securities sold short) (c)	Portfolio turnover rate (including securities sold short) (c)

JPMorgan Value Plus Fund
Class A
Six Months Ended December 31, 2018 (Unaudited)	$17.54	$0.05	$(1.99)	$(1.94)	$(0.09)	$ (1.26)	$ (1.35)	$14.25	(11.47)%	$23,491	1.66%	0.59%	2.95%	63%	73%
Year Ended June 30, 2018	18.42	0.10	1.39	1.49	(0.09)	(2.28)	(2.37)	17.54	7.89	26,539	1.58(g)	0.52(g)	3.24(g)	115	133
August 31, 2016 (h) through June 30, 2017	15.00	0.06	3.39	3.45	(0.03)	—	(0.03)	18.42	22.99	24,599	1.58(g)	0.44(g)	3.04(g)	91	110
Class C
Six Months Ended December 31, 2018 (Unaudited)	17.46	0.01	(1.98)	(1.97)	(0.01)	(1.26)	(1.27)	14.22	(11.71)	23,219	2.15	0.09	3.45	63	73
Year Ended June 30, 2018	18.36	— (i)	1.39	1.39	(0.01)	(2.28)	(2.29)	17.46	7.35	26,298	2.08(g)	0.03(g)	3.75(g)	115	133
August 31, 2016 (h) through June 30, 2017	15.00	(0.01)	3.38	3.37	(0.01)	—	(0.01)	18.36	22.47	24,497	2.08(g)	(0.06)(g)	3.50(g)	91	110
Class I
Six Months Ended December 31, 2018 (Unaudited)	17.57	0.07	(2.00)	(1.93)	(0.13)	(1.26)	(1.39)	14.25	(11.39)	11,766,861	1.40	0.84	2.43	63	73
Year Ended June 30, 2018	18.44	0.14	1.40	1.54	(0.13)	(2.28)	(2.41)	17.57	8.17	13,277,161	1.33(g)	0.77(g)	2.37(g)	115	133
August 31, 2016 (h) through June 30, 2017	15.00	0.10	3.38	3.48	(0.04)	—	(0.04)	18.44	23.22	12,275,588	1.33(g)	0.69(g)	2.65(g)	91	110

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend and interest expense for securities sold short) for Class A are 1.20% and 2.49% for the period ended December 31, 2018, 1.20% and 2.86% for the year ended June 30, 2018 and 1.17% and 2.65% for the period ended June 30, 2017; for Class C are 1.69% and 2.99% for the period ended December 31, 2018, 1.70% and 3.37% for the year ended June 30, 2018 and 1.67% and 3.11% for the period ended June 30, 2017 and for Class I are 0.94% and 1.97% for the period ended December 31, 2018, 0.95% and 1.99% for the year ended June 30, 2018 and 0.93% and 2.26% for period ended June 30, 2017, respectively.

(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended June 30, 2018 and the period ended June 30, 2017.
(h)	Commencement of operations.
(i)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2018 (Unaudited)

1. Organization

JPMorgan Trust IV (“JPM IV”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Diversified/Non-
	Classes Offered	Diversified

JPMorgan Value Plus Fund	Class A, Class C and Class I	Diversified

The investment objective of the Fund is to seek to provide long-term capital appreciation.

The Fund commenced operations on August 31, 2016. Currently, the Fund is not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The Fund is an investment company and, thus, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

		Level 2	Level 3
	Level 1	Other significant	Significant
	Quoted prices	observable inputs	unobservable inputs	Total

Total Investments in Securities (a)	$13,678,405	$–	$–	$13,678,405

Total Liabilities for Securities Sold Short (a)	$(1,866,320)	$–	$–	$(1,866,320)

(a)	Portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended December 31, 2018.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Fund.

As of December 31, 2018, the Fund had no investments in restricted securities.

C. Short Sales — The Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund’s custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statement of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as Interest income or Interest expense on securities sold short on the Statement of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statement of Operations as Dividend expense on securities sold short. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statement of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of December 31, 2018, the Fund had outstanding short sales as listed on the SOI.

D. Securities Lending — Effective October 5, 2018, the Fund became authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e. a net payment to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities).

The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of Collateral Investments are disclosed on the SOI.

The Fund bears the risk of loss associated with the Collateral Investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

The Fund did not lend out any securities during the period October 5, 2018 through December 31, 2018.

E. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. Underlying Fund distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the six months ended December 31, 2018
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from sales	Net Realized Gain (Loss)	Change in Unrealized Appreciations/ (Depreciation)	Value at December 31, 2018	Shares at December 31, 2018	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.40%(a)(b)	$466,266	$3,329,403	$3,200,475	$—	$—	$595,194	$595,194	$3,921	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of December 31, 2018.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign tax withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Fund for the six months ended December 31, 2018 are as follows:

	Class A	Class C	Class I	Total

Transfer agency fees	$36	$36	$102	$174

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of December 31, 2018, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually with respect to the Fund. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from

GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services during the six months ended December 31, 2018, the Administrator received a fee that was accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended December 31, 2018, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

Effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund’s average daily net assets, 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion and 0.01% of the Fund’s daily average net assets in excess of $25 billion.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees —Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Class I Shares do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived.

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% for Class A, Class C and Class I Shares.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations. Prior to March 1, 2018, payments to the custodian were reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class I
1.20%	1.70%	0.95%

The expense limitation agreement was in effect for the six months ended December 31, 2018 and is in place until at least October 31, 2019.

For the six months ended December 31, 2018, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

Investment Advisory Fees	Administration Fees	Service Fees	Total	Reimbursements
$50,728	$5,482	$10,758	$66,968	$2,047

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such affiliated money market funds.

The amount of waivers resulting from investments in these money market funds for the six months ended December 31, 2018 was $377.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief

Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the six months ended December 31, 2018, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with

J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended December 31, 2018, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases	Sales		Covers on
(excluding	(excluding	Securities	Securities
U.S. Government)	U.S. Government)	Sold Short	Sold Short
$ 9,733,858	$ 9,546,119	$ 1,578,993	$ 1,283,588

During the six months ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2018 were as follows:

	Gross	Gross	Net Unrealized
Aggregate	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$12,371,546*	$784,926	$1,344,387	$(559,461)

*The tax cost includes the proceeds from short sales which may result in a net negative cost.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended December 31, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

As of December 31, 2018, all of the Fund’s shares were held by the Adviser.

As of December 31, 2018, the Fund pledged a significant portion of its assets for securities sold short to Scotiabank.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

8. New Accounting Pronouncements

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-18 (“ASU 2016-18”) Statement of Cash Flows (Topic 230) Restricted Cash, which clarifies guidance on the classification of certain cash receipts and cash payments on the Statement of Cash Flows. ASU 2016-18 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Management has evaluated the implications of these changes and the amendments are included in the financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure

Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Fund’s net assets or results of operation.

In August 2018, the SEC adopted their Disclosure Update and Simplification Rule (the “Rule”). The Rule is part of the SEC’s overall project to improve disclosure effectiveness by amending certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund’s net assets or results of operation.

SCHEDULE OF SHAREHOLDER EXPENSES (Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2018 and continued to hold your shares at the end of the reporting period, December 31, 2018.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Value Plus Fund
Class A
Actual	$1,000.00	$885.30	$7.89	1.66%
Hypothetical	1,000.00	1,016.84	8.44	1.66
Class C
Actual	1,000.00	882.90	10.20	2.15
Hypothetical	1,000.00	1,014.37	10.92	2.15
Class I
Actual	1,000.00	886.10	6.66	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2018, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (an “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of the Advisory Agreement on August 15, 2018.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information includes the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). . Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement in executive session with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the applicable Advisory Agreement was fair and reasonable, under the circumstances, and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team, including personnel changes. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administrative services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from a Fund’s inception and that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has added or enhanced services to the Fund over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Chief Compliance Officer’s report.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a sub-set of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in the Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Value Plus Fund’s performance for both Class A and Class I shares was in the fourth quintile, based upon the Universe, for the one-year period ended December 31, 2017. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Fund. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the Fee Caps currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements, and where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Value Plus Fund’s net advisory fee and actual total expenses for both Class A and Class I shares were in the first quintile, based upon both the Peer Group and the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer March 07, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer March 07, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens Treasurer and Principal Financial Officer March 07, 2019